Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following as of:

	September 30, 2018 (Unaudited)	December 31, 2017
Patents	$522,575	$493,027
Less accumulated amortization	(285,795)	(263,843)
	236,780	229,184
Patents pending	198,361	197,426
Total intangible assets, net	$435,141	$426,610

Intangible assets, net, consists of the following as of December 31:

	2017	2016
Patents	$493,027	$432,985
Less accumulated amortization	(263,843)	(240,275)
	229,184	192,710
Patents pending	197,426	238,060
Total intangible assets, net	$426,610	$430,770